Investments - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenues	$ 37,343	$ 25,461
Net income (loss)	(76,356)	(46,689)
Net loss attributable to the Company	(1,422)	(1,606)
Current assets	123,897	148,675
Current liabilities	55,981	49,290
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	40,985	40,244
Gross profit	7,319	(5,703)
Net income (loss)	(6,221)	(9,695)
Current assets	72,711	56,204
Non-current assets	114,736	270,454
Current liabilities	15,534	64,499
Non-current liabilities	$ 114,934	$ 58,802